Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Actual and Required Bank Capital Amounts
Actual and required Bank capital amounts and ratios are presented below at the dates indicated.

	Actual		Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2013:
Total Capital to risk weighted assets Bank	$66,300	19.1%	$27,700	8.0%	$34,600	10.0%
Tier 1 (Core) Capital to risk weighted assets Bank	62,400	18.0	13,900	4.0	20,800	6.0
Tier 1 (Core) Capital to average assets Bank	62,400	13.0	19,200	4.0	24,000	5.0
At December 31, 2012:
Total Capital to risk weighted assets Bank	$67,300	18.9%	$28,400	8.0%	$35,600	10.0%
Tier 1 (Core) Capital to risk weighted assets Bank	63,000	17.7	14,200	4.0	21,300	6.0
Tier 1 (Core) Capital to average assets Bank	63,000	13.4	18,800	4.0	23,500	5.0